UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			      Washington, D.C. 20549

				FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended September 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant	Hinsdale, Illinois		October 26, 1999

Report Type (Check only one)

[ X ]	13F HOLDINGS REPORT

[     ]	13F NOTICE

[     ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE
ACT OF 1934.
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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None
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					FORM13F INFORMATION
TABLE
    Name of Issuer    Title of  Cusip    Fair Market  Shares ofInvestment Discretion   ManagersVoting Authority (Shares)
                       Class    Number      Value     Principal(a) Sol(b) Share(c) Shared      (a) Sol(b) Share(c) None
                                                       Amount                   Other

Abbott Labs           Common   002824100 11,538,219  314,500  8,800  305,700   None    None   3,000   None    311,500
Allstate Corp.        Common   020002101  1,381,887   55,414      0   55,414   None    None       0   None     55,414
American Home         Common   026609107  2,079,150   50,100      0   50,100   None    None       0   None     50,100
Ameritech, Corp.      Common   030954101  3,284,100   49,200  1,200   48,000   None    None   1,200   None     48,000
Automatic Data ProcessCommon   053015103  2,213,400   49,600      0   49,600   None    None       0   None     49,600
BMC Software Inc.     Common   055921100 17,383,963  242,920  1,300  241,620   None    None       0   None    242,920
BP Amoco p.l.c.       ADS      055622104 17,412,871  157,138  3,437  153,701   None    None   1,587   None    155,551
Berkshire Hathaway IncClass A  084670108    110,000        2      0        2   None    None       0   None          2
Berkshire Hathaway IncClass B  084670207  8,348,288    4,498    128    4,370   None    None      55   None      4,443
Biomatrix Inc.        Common   09060P102  1,059,050   47,200  5,000   42,200   None    None   2,000   None     45,200
Buckeye Cellulose CorpCommon   11815H104    784,375   50,000      0   50,000   None    None       0   None     50,000
Coca Cola Co.         Common   191216100  2,973,165   61,620  1,400   60,220   None    None       0   None     61,620
Colgate-Palmolive Co. Common   194162103  4,373,700   95,600    800   94,800   None    None       0   None     95,600
Disney, (Walt) Co.    Common   254687106  9,052,316  348,166  8,000  340,166   None    None   2,400   None    345,766
Exxon Corp.           Common   302290101 15,222,800  200,300  5,300  195,000   None    None   2,400   None    197,900
First Health Group CorCommon   320960107    594,594   26,500      0   26,500   None    None       0   None     26,500
First Union Corp      Common   337358105    225,079    6,318      0    6,318   None    None       0   None      6,318
General Electric Co.  Common   369604103 27,545,033  232,325  1,600  230,725   None    None       0   None    232,325
Grainger,  W.W. Inc.  Common   384802104  2,018,625   42,000      0   42,000   None    None       0   None     42,000
Hewlett Packard Co.   Common   428236103  9,225,645  101,660  4,700   96,960   None    None   2,000   None     99,660
Horizon Organic       Common   44043T103    119,038   10,700      0   10,700   None    None       0   None     10,700
Intel Corp.           Common   458140100 27,484,478  369,850  7,200  362,650   None    None   4,000   None    365,850
International BusinessCommon   459200101  2,104,432   17,392  2,000   15,392   None    None   2,000   None     15,392
JLG Industries Inc.   Common   466210101  3,137,358  206,575  2,800  203,775   None    None       0   None    206,575
Johnson & Johnson     Common   478160104 28,959,000  315,200  4,500  310,700   None    None   3,000   None    312,200
Leggett & Platt Inc.  Common   524660107  8,171,888  415,080 20,400  394,680   None    None   7,400   None    407,680
Lucent Tecnologies IncCommon   549463107  4,357,784   67,172  2,180   64,992   None    None   1,296   None     65,876
Merck & Co. Inc.      Common   589331107 32,900,121  507,620  8,120  499,500   None    None   3,000   None    504,620
Microsoft Corp.       Common   594918104 24,592,247  271,550  3,600  267,950   None    None       0   None    271,550
MidAmerica Energy HoldCommon   59562V107    324,500   11,000      0   11,000   None    None       0   None     11,000
Herman Miller Inc.    Common   600544100  7,826,906  327,400 16,200  311,200   None    None   6,000   None    321,400
Molex Inc.            Common   608554101  6,534,987  179,656  1,406  178,250   None    None   1,406   None    178,250
Molex Inc. Class A    Class A  608554200  7,915,558  244,496 11,003  233,493   None    None   3,906   None    240,590
Morgan, (J. P.) & Co. Common   616880100    514,125    4,500      0    4,500   None    None       0   None      4,500
Motorola, Inc         Common   620076109  9,580,296  108,867  4,400  104,467   None    None   1,800   None    107,067
Napro Biotherapeutics Common   630795102    115,938   35,000      0   35,000   None    None       0   None     35,000
Newell Co.            Common   651192106    871,156   30,500      0   30,500   None    None       0   None     30,500
Northern Trust Corp.  Common   665859104  6,585,645   78,870  5,500   73,370   None    None   2,100   None     76,770
Old Second Bancorp    Common   680277100  1,287,100   48,800      0   48,800   None    None       0   None     48,800
Pepsico, Inc          Common   713448108 10,202,250  334,500  8,100  326,400   None    None   3,000   None    331,500
Philip Morris Inc.    Common   718167109    365,806   10,700      0   10,700   None    None       0   None     10,700
Qualcomm, Inc.        Common   747525103 12,070,163   63,800  1,000   62,800   None    None       0   None     63,800
Raytheon Co. Class B  Class B  755111408    878,363   17,700      0   17,700   None    None       0   None     17,700
Schering- Plough, Inc.Common   806605101 29,317,222  672,028 11,800  660,228   None    None   5,600   None    666,428
Schlumberger, Ltd.    Common   806857108  9,633,513  154,600    700  153,900   None    None       0   None    154,600
State Street Corp.    Common   857119101 19,634,368  303,820  8,700  295,120   None    None   3,300   None    300,520
Strattec Security CorpCommon   863111100  1,137,500   32,500      0   32,500   None    None       0   None     32,500
Sysco Corp.           Common   871829107  4,502,025  128,400  2,000  126,400   None    None       0   None    128,400
Thermo Electron Corp. Common   883556102  3,810,700  283,587  8,562  275,025   None    None   3,375   None    280,212
Tricon Global Rest.   Common   895953107  1,163,034   28,410  1,280   27,130   None    None     300   None     28,110
Tyco International LtdCommon   902124106    516,250    5,000      0    5,000   None    None       0   None      5,000
Walgreen Co.          Common   931422109 17,310,825  682,200 24,300  657,900   None    None   9,600   None    672,600
Wausau Mosinee  Corp. Common   943315101    222,033   18,312      0   18,312   None    None       0   None     18,312

COLUMN TOTALS                            420,972,865


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